Other Assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Other Assets [Abstract]
Other current assets	$ 201	$ 169	$ 197
Other non-current assets	71	93	$ 39
Total other assets	$ 272	$ 262